Reconciliation of Geographic Revenues to Revenues by Operating Segment Based on Domicile of Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 2,132,353	$ 1,870,972	$ 1,808,966
United States
Segment Reporting Information [Line Items]
Total revenues	1,453,300	1,219,900	1,227,800
Europe
Segment Reporting Information [Line Items]
Total revenues	294,600	293,000	283,500
Canada
Segment Reporting Information [Line Items]
Total revenues	243,200	217,500	171,500
Japan
Segment Reporting Information [Line Items]
Total revenues	68,800	78,600	76,300
Mexico
Segment Reporting Information [Line Items]
Total revenues	16,500	11,700	7,800
Other
Segment Reporting Information [Line Items]
Total revenues	56,000	50,300	42,100
North America Services
Segment Reporting Information [Line Items]
Total revenues	986,200	945,800	930,700
North America Services | United States
Segment Reporting Information [Line Items]
Total revenues	711,400	705,500	741,500
North America Services | Europe
Segment Reporting Information [Line Items]
Total revenues	800	800	700
North America Services | Canada
Segment Reporting Information [Line Items]
Total revenues	243,000	217,300	171,100
North America Services | Mexico
Segment Reporting Information [Line Items]
Total revenues	16,500	11,700	7,800
North America Services | Other
Segment Reporting Information [Line Items]
Total revenues	14,500	10,500	9,600
International Services
Segment Reporting Information [Line Items]
Total revenues	403,600	410,100	390,900
International Services | Europe
Segment Reporting Information [Line Items]
Total revenues	293,800	292,200	282,800
International Services | Japan
Segment Reporting Information [Line Items]
Total revenues	68,800	78,600	76,300
International Services | Other
Segment Reporting Information [Line Items]
Total revenues	41,000	39,300	31,800
Merchant Services
Segment Reporting Information [Line Items]
Total revenues	534,700	515,100	487,400
Merchant Services | United States
Segment Reporting Information [Line Items]
Total revenues	533,900	514,400	486,300
Merchant Services | Canada
Segment Reporting Information [Line Items]
Total revenues	200	200	400
Merchant Services | Other
Segment Reporting Information [Line Items]
Total revenues	600	500	700
NetSpend
Segment Reporting Information [Line Items]
Total revenues	207,900
NetSpend | United States
Segment Reporting Information [Line Items]
Total revenues	$ 207,900